Combined Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 34,915	$ 75,801
Marketable securities	61,146	39,535
Due from related parties	2,003	1,963
Prepaid expenses and other current assets (including amounts with related parties)	13,649	14,002
Total current assets	111,713	131,301
Marketable securities, noncurrent	950	2,161
Property, plant and equipment, net	72,541	83,469
Non-marketable equity investment (Note 4)	7,849	9,253
Intangible asset, net	1,463	12,074
Convertible note receivable	6,129	5,879
Operating lease right-of-use assets, net (including amounts with related parties)	18,138	20,131
Other assets (including amounts with related parties)	2,598	5,518
Total assets	221,381	269,786
Current liabilities:
Accounts payable	11,510	8,800
Accrued expenses and other liabilities	36,771	23,485
Due to related parties	14,838	11,393
Operating lease liabilities (including amounts with related parties)	5,015	4,808
Total current liabilities	68,134	48,486
Related party notes payable	254,353	181,621
Operating lease liabilities, less current portion (including amounts with related parties)	16,179	18,831
Deferred income tax liability	170	3,108
Other liabilities	1,035	1,414
Total liabilities	339,871	253,460
Commitments and contingencies (Note 8)
Stockholders' (deficit) equity:
Common stock, $0.0001 par value; 500,000,000 shares authorized; 382,243,142 and 371,976,995 shares issued and outstanding at December 31, 2020 and 2019, respectively; excluding treasury stock, 163,800 shares outstanding at December 31, 2020 and 2019, respectively.	38	37
Additional paid-in capital	1,495,163	1,406,002
Accumulated deficit	(1,615,131)	(1,393,280)
Accumulated other comprehensive income (loss)	122	(87)
Total ImmunityBio stockholders' (deficit) equity	(119,808)	12,672
Noncontrolling interests	1,318	3,654
Total stockholders' (deficit) equity	(118,490)	16,326
Total liabilities and stockholders' (deficit) equity	$ 221,381	$ 269,786